EQUITY - Earnings per share (Details) - CLP ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share
Earnings attributable to shareholders	$ 117,835,790	$ 90,525,991	$ 87,863,484
Average weighted number of shares	946,570,604	946,570,604	946,570,604
Earnings per basic and diluted share (in Chilean pesos)	$ 124.49	$ 95.64	$ 92.82
Series A
Earnings per share
Earnings attributable to shareholders	$ 56,112,755	$ 43,107,979	$ 41,840,108
Average weighted number of shares	473,289,301	473,289,301	473,289,301
Earnings per basic and diluted share (in Chilean pesos)	$ 118.56	$ 91.08	$ 88.40
Series B Share
Earnings per share
Earnings attributable to shareholders	$ 61,723,035	$ 47,418,012	$ 46,023,376
Average weighted number of shares	473,281,303	473,281,303	473,281,303
Earnings per basic and diluted share (in Chilean pesos)	$ 130.42	$ 100.19	$ 97.24